SCHEDULE OF RECONCILIATION OF FAIR VALUE BALANCE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance, Beginning
Balance, Ending	55,642
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Balance, Beginning
Purchases	55,240
Disposals
Gain (loss)	402
Balance, Ending	$ 55,642